DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers International Real Estate ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Australia - 10.5%
Abacus Property Group REIT	272,767	$522,391
Arena REIT	232,744	605,831
BWP Trust REIT	299,371	783,298
Centuria Industrial REIT	346,520	773,467
Centuria Office REIT	324,713	350,352
Charter Hall Group REIT	302,213	2,712,543
Charter Hall Long Wale REIT	412,809	1,280,538
Charter Hall Retail REIT	324,688	873,624
Charter Hall Social Infrastructure REIT	223,250	480,250
Cromwell Property Group REIT	1,024,281	459,331
Dexus REIT	685,792	3,898,571
Dexus Industria REIT	139,716	275,115
GDI Property Group Partnership REIT	319,819	168,223
Goodman Group REIT	1,092,953	14,637,477
GPT Group REIT	1,014,058	3,220,840
Growthpoint Properties Australia Ltd. REIT	191,066	413,594
HMC Capital Ltd. REIT(a)	126,711	372,551
HomeCo Daily Needs REIT	1,001,354	887,971
Ingenia Communities Group REIT	230,595	615,787
Lifestyle Communities Ltd.	62,788	719,799
Mirvac Group REIT	2,511,819	3,845,030
National Storage REIT	689,210	1,171,218
REA Group Ltd.(a)	32,502	2,693,032
Region RE Ltd. REIT	728,029	1,251,914
Rural Funds Group REIT	244,456	357,722
Scentre Group REIT	3,303,219	6,638,029
Stockland REIT	1,517,565	3,929,742
US Masters Residential Property Fund REIT*	191,440	39,375
Vicinity Ltd. REIT	2,905,640	3,997,215
Waypoint REIT Ltd. REIT	444,727	818,732

(Cost $62,130,315)		58,793,562

Austria - 0.2%
CA Immobilien Anlagen AG	30,748	880,423
IMMOFINANZ AG*	20,199	263,693
S IMMO AG	4,500	72,252
UBM Development AG	2,965	96,847

(Cost $1,632,308)		1,313,215

Belgium - 2.0%
Aedifica SA REIT(a)	25,527	2,168,419
Ascencio REIT	3,385	180,926
Atenor	2,263	120,476
Care Property Invest NV REIT	22,987	342,751
Cofinimmo SA REIT	20,611	1,911,480
Home Invest Belgium SA REIT(a)	6,826	148,471
Immobel SA	2,706	152,669
Intervest Offices & Warehouses NV REIT(a)	15,985	339,042
Montea NV REIT	10,206	843,148
Nextensa SA REIT	1,600	84,161
Retail Estates NV REIT	7,177	528,979
VGP NV(a)	8,514	768,376
Warehouses De Pauw CVA REIT	102,087	3,135,306
Wereldhave Belgium Comm VA REIT	1,388	83,608
Xior Student Housing NV REIT	16,025	537,877

(Cost $14,271,668)		11,345,689

Brazil - 0.5%
Aliansce Sonae Shopping Centers SA	296,872	971,244
Cyrela Brazil Realty SA Empreendimentos e Participacoes	185,518	532,316
Ez Tec Empreendimentos e Participacoes SA	98,523	239,858
Multiplan Empreendimentos Imobiliarios SA	197,520	952,282

(Cost $3,411,027)		2,695,700

Canada - 6.6%
Allied Properties Real Estate Investment Trust REIT	81,297	1,709,002
Altus Group Ltd.	29,254	1,310,730
American Hotel Income Properties REIT LP(a)	40,551	79,228
Artis Real Estate Investment Trust REIT	47,280	315,675
Boardwalk Real Estate Investment Trust REIT	21,702	940,959
Canadian Apartment Properties REIT(a)	108,322	3,932,038
Chartwell Retirement Residences	147,979	1,001,055
Choice Properties Real Estate Investment Trust REIT(a)	162,079	1,761,922
Colliers International Group, Inc.	23,667	2,751,314
Crombie Real Estate Investment Trust REIT	65,778	780,282
CT Real Estate Investment Trust REIT(a)	44,796	549,483
Dream Industrial Real Estate Investment Trust REIT	165,060	1,788,266
Dream Office Real Estate Investment Trust REIT(a)	16,275	194,853
DREAM Unlimited Corp., Class A	16,131	315,997
First Capital Real Estate Investment Trust REIT	126,452	1,656,986
FirstService Corp.	23,542	3,234,615
Granite Real Estate Investment Trust REIT(a)	41,555	2,510,789
H&R Real Estate Investment Trust REIT	170,071	1,637,688
InterRent Real Estate Investment Trust REIT(a)	90,717	980,832
Killam Apartment Real Estate Investment Trust REIT	72,802	982,315
Minto Apartment Real Estate Investment Trust REIT, 144A(a)	23,923	282,202
Morguard Corp.	2,686	217,019

Morguard North American Residential Real Estate Investment Trust REIT(a)	19,917	266,984
NorthWest Healthcare Properties Real Estate Investment Trust REIT(a)	139,167	975,176
Primaris Real Estate Investment Trust REIT	45,230	506,302
RioCan Real Estate Investment Trust REIT	193,868	3,077,225
SmartCentres Real Estate Investment Trust REIT(a)	83,241	1,692,395
Tricon Residential, Inc.	174,088	1,411,680
True North Commercial Real Estate Investment Trust REIT(a)	52,773	238,001

(Cost $39,838,943)		37,101,013

Chile - 0.2%
Cencosud Shopping SA	322,468	457,157
Parque Arauco SA	440,519	537,189
Plaza SA	162,321	200,867

(Cost $1,424,698)		1,195,213

China - 1.2%
A-Living Smart City Services Co. Ltd., 144A(a)	514,912	526,096
China Resources Mixc Lifestyle Services Ltd., 144A	406,508	2,226,874
China Vanke Co. Ltd., Class H	1,112,360	1,941,440
Guangzhou R&F Properties Co. Ltd., Class H*(a)	1,228,879	302,151
Poly Property Services Co. Ltd., Class H(a)	100,515	608,891
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	169,500	162,550
Shanghai Lingang Holdings Corp. Ltd., Class B	71,106	65,133
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	693,040	540,571
Shenzhen Properties & Resources Development Group Ltd., Class B	45,000	34,340
Sino-Ocean Group Holding Ltd.	2,005,458	252,934

(Cost $9,892,838)		6,660,980

Denmark - 0.0%
Jeudan A/S(a)
(Cost $279,270)	7,149	256,704

Egypt - 0.1%
Arab Developers Holding*	1,870,254	31,629
El Kahera Housing*	428,198	15,699
Emaar Misr for Development SAE*	501,235	51,547
Heliopolis Housing	211,443	67,306
Medinet Nasr Housing*	687,824	77,473
Palm Hills Developments SAE	743,811	49,296
Pioneers Properties*	533,726	36,418
Six of October Development & Investment*	55,509	26,658
Talaat Moustafa Group	628,120	200,760

(Cost $729,140)		556,786

Finland - 0.4%
Citycon OYJ*	52,017	383,942
Kojamo OYJ	122,200	1,625,098

(Cost $2,722,164)		2,009,040

France - 2.9%
Altarea SCA REIT	3,112	420,455
ARGAN SA REIT	6,542	583,469
Carmila SA REIT*	35,278	529,010
Covivio SA REIT	29,748	1,914,950
Gecina SA REIT	30,130	3,486,059
ICADE REIT(a)	20,083	1,009,527
Klepierre SA REIT*	119,947	3,010,915
Mercialys SA REIT	58,034	648,685
Nexity SA	25,416	677,616
Unibail-Rodamco-Westfield REIT*(a)	64,812	4,119,865

(Cost $18,340,763)		16,400,551

Germany - 3.2%
Deutsche EuroShop AG	7,533	172,238
Deutsche Wohnen SE	33,131	753,655
DIC Asset AG	26,297	240,673
Hamborner REIT AG REIT	44,587	354,161
Instone Real Estate Group SE, 144A	29,179	275,405
LEG Immobilien SE	47,092	3,434,948
PATRIZIA SE	26,406	308,039
TAG Immobilien AG	110,360	881,873
Vonovia SE	449,544	11,370,288

(Cost $31,787,606)		17,791,280

Greece - 0.1%
LAMDA Development SA* (Cost $395,323)	53,968	373,160

Hong Kong - 14.4%
C C Land Holdings Ltd.	578,604	128,996
C&D International Investment Group Ltd.	397,711	1,281,876
Champion REIT(a)	1,579,967	708,514
China Jinmao Holdings Group Ltd.	4,098,520	793,649
China Motor Bus Co. Ltd.	5,154	46,553
China Overseas Grand Oceans Group Ltd.	1,176,194	457,022
China Overseas Land & Investment Ltd.	2,372,617	5,882,047
China Overseas Property Holdings Ltd.	817,378	952,801
China Resources Land Ltd.	1,838,913	8,152,643
Chinese Estates Holdings Ltd.*	233,564	74,091
CK Asset Holdings Ltd.	1,219,922	7,646,368
ESR Group Ltd., 144A	1,978,215	3,361,920
Far East Consortium International Ltd.	707,798	165,013
Hang Lung Group Ltd.	537,016	975,584
Hang Lung Properties Ltd.	1,152,650	2,223,214
Henderson Land Development Co. Ltd.	841,636	2,953,955
HKR International Ltd.	296,554	94,072
Hong Kong Ferry Holdings Co. Ltd.	139,456	139,110

Hongkong Land Holdings Ltd.	670,487	3,064,126
Hysan Development Co. Ltd.	381,869	1,208,923
Joy City Property Ltd.*	1,820,999	74,237
K Wah International Holdings Ltd.	659,583	227,718
Kerry Properties Ltd.	374,282	936,480
Kowloon Development Co. Ltd.	221,948	235,534
Langham Hospitality Investments and Langham Hospitality Investments Ltd.(b)	435,004	57,635
Link REIT(a)	1,347,382	8,857,241
New World Development Co. Ltd.	879,556	2,392,321
Poly Property Group Co. Ltd.	930,419	222,841
Prosperity REIT	786,676	236,519
Regal Real Estate Investment Trust REIT	316,204	50,757
Shandong Hi-Speed Holdings Group Ltd.*(a)	1,221,803	723,789
Shenzhen Investment Ltd.	1,470,942	267,972
Shin Hwa World Ltd.*	384,041	9,296
Shun Tak Holdings Ltd.*	916,618	185,671
Sino Land Co. Ltd.	2,228,389	2,855,926
Sun Hung Kai Properties Ltd.	978,317	13,360,798
Sunlight Real Estate Investment Trust REIT	609,322	277,123
Swire Properties Ltd.	686,633	1,806,353
Wharf Holdings Ltd.	623,397	1,380,297
Wharf Real Estate Investment Co. Ltd.	987,716	5,410,763
Yuexiu Property Co. Ltd.	805,468	1,186,217

(Cost $90,924,755)		81,065,965

India - 1.4%
Brigade Enterprises Ltd.	97,874	577,352
DLF Ltd.	608,212	2,587,205
Godrej Properties Ltd.*	86,694	1,153,997
Indiabulls Real Estate Ltd.*	309,616	215,730
Macrotech Developers Ltd., 144A*	68,120	675,865
Oberoi Realty Ltd.	75,148	779,410
Omaxe Ltd.*	35,128	24,349
Phoenix Mills Ltd.	63,996	1,070,709
Prestige Estates Projects Ltd.	112,252	551,229
Privi Speciality Chemicals Ltd.	10,536	119,083
Sobha Ltd.	25,388	176,957
Sunteck Realty Ltd.	39,700	144,551

(Cost $7,802,445)		8,076,437

Indonesia - 0.3%
PT Alam Sutera Realty Tbk*	9,931,385	104,849
PT Andalan Perkasa Abadi Tbk*	507,804	1,665
PT Bumi Serpong Damai Tbk*	5,105,109	331,414
PT Ciputra Development Tbk	5,853,529	380,000
PT Jaya Real Property Tbk	2,337,121	75,707
PT Kawasan Industri Jababeka Tbk*	9,638,618	85,958
PT Lippo Cikarang Tbk*	316,592	19,307
PT Lippo Karawaci Tbk*	20,798,033	110,468
PT Pakuwon Jati Tbk	10,007,513	303,178
PT PP Properti Tbk*	3,422,382	11,221
PT Puradelta Lestari Tbk	5,412,473	58,916
PT Summarecon Agung Tbk	7,325,690	290,626

(Cost $1,954,619)		1,773,309

Israel - 1.8%
Adgar Investment and Development Ltd.	74,673	90,842
AFI Properties Ltd.*	3,597	95,572
Africa Israel Residences Ltd.	4,189	154,694
Airport City Ltd.*	42,062	555,914
Alony Hetz Properties & Investments Ltd.	95,198	828,976
Alrov Properties and Lodgings Ltd.(a)	1,406	57,695
Amot Investments Ltd.	138,574	686,611
Arad Investment & Industrial Development Ltd.(a)	1,669	170,052
Aura Investments Ltd.(a)	80,549	110,250
Azrieli Group Ltd.	23,100	1,296,332
Big Shopping Centers Ltd.*	7,175	622,436
Blue Square Real Estate Ltd.	3,479	174,855
Carasso Real Estate Ltd.*	10,936	76,938
Duniec Brothers Ltd.*(a)	2,080	88,256
Electra Real Estate Ltd.	14,649	122,309
G City Ltd.	52,909	184,088
Gav-Yam Lands Corp. Ltd.	22,132	158,190
Israel Canada T.R Ltd.(a)	90,960	184,136
Isras Investment Co. Ltd.	979	152,438
Keystone REIT Ltd. REIT	92,355	119,179
Kvutzat Acro Ltd.	19,130	162,288
Lahav L.R. Real Estate Ltd.*(a)	38,213	32,836
Megureit Israel Ltd. REIT(a)	88,309	101,847
Melisron Ltd.	15,138	905,876
Menivim- The New REIT Ltd. REIT	375,707	147,280
Mivne Real Estate KD Ltd.	409,315	1,058,303
Norstar Holdings, Inc.*(a)	17,144	47,447
Prashkovsky Investments and Construction Ltd.	3,609	73,929
Property & Building Corp. Ltd.*	1,213	59,803
Rani Zim Shopping Centers Ltd.	31,316	21,732
Reit 1 Ltd. REIT	125,211	518,256
REIT Azorim HF Living Ltd. REIT*	28,650	57,527
Sella Capital Real Estate Ltd. REIT	147,608	299,014
Summit Real Estate Holdings Ltd.	26,777	290,054
Villar International Ltd.	3,132	125,349
Vitania Ltd.(a)	13,198	80,387

(Cost $12,933,804)		9,911,691

Italy - 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT	35,751	109,761
Risanamento SpA*(a)	364,347	43,585

(Cost $174,151)		153,346

Japan - 20.7%
Activia Properties, Inc. REIT	328	945,124
Advance Logistics Investment Corp. REIT	394	394,535

Advance Residence Investment Corp. REIT	645	1,583,911
Aeon Mall Co. Ltd.(a)	59,500	776,647
AEON REIT Investment Corp. REIT	1,067	1,165,581
Comforia Residential REIT, Inc. REIT	433	996,553
CRE Logistics REIT, Inc. REIT	392	509,083
Daito Trust Construction Co. Ltd.	44,300	4,172,587
Daiwa House REIT Investment Corp. REIT(a)	1,362	2,810,690
Daiwa Office Investment Corp. REIT	177	795,243
Daiwa Securities Living Investments Corp. REIT	1,197	995,633
ES-Con Japan Ltd.	25,100	156,812
ESCON Japan Reit Investment Corp. REIT	197	162,269
Frontier Real Estate Investment Corp. REIT	338	1,245,648
Fukuoka REIT Corp. REIT(a)	461	557,065
Global One Real Estate Investment Corp. REIT	614	490,875
GLP J REIT(a)	2,874	3,019,267
Goldcrest Co. Ltd.	6,500	80,215
Hankyu Hanshin REIT, Inc. REIT	454	478,947
Health Care & Medical Investment Corp. REIT(a)	219	278,302
Heiwa Real Estate Co. Ltd.	19,300	530,621
Heiwa Real Estate REIT, Inc. REIT	609	702,374
Hoshino Resorts REIT, Inc. REIT	164	909,004
Hulic Co. Ltd.	440,100	3,502,319
Hulic Reit, Inc. REIT(a)	847	948,262
Ichigo Office REIT Investment Corp. REIT	998	649,141
Ichigo, Inc.	162,900	346,812
Industrial & Infrastructure Fund Investment Corp. REIT	1,343	1,415,812
Invincible Investment Corp. REIT	3,944	1,589,587
Japan Excellent, Inc. REIT	548	489,203
Japan Hotel REIT Investment Corp. REIT	2,873	1,624,058
Japan Logistics Fund, Inc. REIT	594	1,283,806
Japan Metropolitan Fund Invest REIT(a)	4,467	3,354,800
Japan Prime Realty Investment Corp. REIT	463	1,221,954
Japan Real Estate Investment Corp. REIT	886	3,668,495
Kabuki-Za Co. Ltd.	5,200	180,949
Keihanshin Building Co. Ltd.	28,400	251,027
Kenedix Office Investment Corp. REIT	543	1,273,637
Kenedix Residential Next Investment Corp. REIT	473	714,283
Kenedix Retail REIT Corp. REIT	382	694,928
Ki-Star Real Estate Co. Ltd.	6,000	187,865
LaSalle Logiport REIT(a)	1,116	1,269,085
Leopalace21 Corp.*	156,700	369,274
LIFULL Co. Ltd.	52,200	76,644
Mirai Corp. REIT	1,120	367,948
Mirarth Holdings, Inc.	50,300	139,953
Mitsubishi Estate Co. Ltd.	885,000	11,015,802
Mitsubishi Estate Logistics REIT Investment Corp. REIT(a)	307	908,277
Mitsui Fudosan Co. Ltd.	606,500	11,554,289
Mitsui Fudosan Logistics Park, Inc. REIT	350	1,166,538
Mori Hills REIT Investment Corp. REIT	1,050	1,180,927
Mori Trust Sogo Reit, Inc. REIT(a)	1,598	889,200
Nippon Accommodations Fund, Inc. REIT(a)	332	1,479,455
Nippon Building Fund, Inc. REIT	1,084	4,575,854
Nippon Kanzai Co. Ltd.	13,400	254,788
Nippon Prologis REIT, Inc. REIT	1,448	3,089,152
NIPPON REIT Investment Corp. REIT	302	738,289
Nomura Real Estate Holdings, Inc.	74,500	1,659,931
Nomura Real Estate Master Fund, Inc. REIT(a)	2,998	3,323,408
NTT UD REIT Investment Corp. REIT	916	913,882
One REIT, Inc. REIT(a)	139	244,907
Open House Group Co. Ltd.	49,200	1,769,849
Orix JREIT, Inc. REIT(a)	1,284	1,719,353
Pressance Corp.	14,600	183,391
Relo Group, Inc.	74,900	1,195,409
SAMTY Co. Ltd.	18,600	285,797
Samty Residential Investment Corp. REIT	282	233,732
Sankei Real Estate, Inc. REIT(a)	318	201,705
Sekisui House Reit, Inc. REIT	2,744	1,452,427
SOSiLA Logistics REIT, Inc. REIT	424	409,324
SRE Holdings Corp.*(a)	5,900	150,516
Star Asia Investment Corp. REIT	1,206	486,065
Starts Corp., Inc.	19,900	375,750
Starts Proceed Investment Corp. REIT	152	262,567
Sumitomo Realty & Development Co. Ltd.	302,900	7,149,165
Sun Frontier Fudousan Co. Ltd.	15,200	137,923
Takara Leben Real Estate Investment Corp. REIT(a)	392	260,153
Tama Home Co. Ltd.	10,700	266,685
TOC Co. Ltd.	31,800	157,348
Tokyo Tatemono Co. Ltd.	135,500	1,659,245
Tokyu Fudosan Holdings Corp.	383,700	1,853,501
Tokyu REIT, Inc. REIT	591	847,354
Tosei Corp.	22,900	247,804
Tosei Reit Investment Corp. REIT	164	159,407
United Urban Investment Corp. REIT	1,991	2,198,336
XYMAX REIT Investment Corp. REIT(a)	149	124,591

(Cost $141,858,008)		116,158,924

Luxembourg - 0.3%
ADLER Group SA, 144A*(a)	49,532	53,054
Aroundtown SA(a)	552,026	1,435,459
Grand City Properties SA	46,240	473,948

(Cost $4,946,336)		1,962,461

Malaysia - 0.7%
AmFIRST Real Estate Investment Trust REIT	442,600	33,534
Axis Real Estate Investment Trust REIT	780,084	333,763
Capitaland Malaysia Trust REIT	225,008	26,825
Eastern & Oriental Bhd*	490,636	35,533
Eco World Development Group Bhd	523,900	79,388
Eco World International Bhd*	546,800	51,177
IGB Commercial Real Estate Investment Trust REIT	459,500	55,294
IGB Real Estate Investment Trust REIT	909,000	356,510
IOI Properties Group Bhd	753,700	188,110
KIP REIT	222,352	45,090
KLCCP Stapled Group(b)	119,700	179,250
KSL Holdings Bhd*	233,500	42,407
Land & General Bhd	1,121,900	27,501
LBS Bina Group Bhd	409,500	37,414
Mah Sing Group Bhd	664,000	89,520
Malton Bhd*	97,400	8,465
Matrix Concepts Holdings Bhd	525,294	174,415
MKH Bhd	125,900	34,228
Paramount Corp. Bhd	202,240	40,335
Pavilion Real Estate Investment Trust REIT	374,500	112,663
Sentral REIT	204,400	40,311
Sime Darby Property Bhd	1,651,346	176,634
SP Setia Bhd Group	1,447,305	199,962
Sunway Bhd	1,153,261	418,900
Sunway Real Estate Investment Trust REIT	887,600	306,580
Symphony Life Bhd*	322,700	28,045
Titijaya Land Bhd*	487,600	28,251
Tropicana Corp. Bhd*	283,591	89,738
UEM Sunrise Bhd*	1,282,900	74,330
UOA Development Bhd	199,400	74,206
YNH Property Bhd*	239,100	250,422
YTL Hospitality REIT	360,700	80,379

(Cost $4,012,515)		3,719,180

Mexico - 1.6%
CFE Capital S de RL de CV REIT	534,209	810,423
Corp. Inmobiliaria Vesta SAB de CV	422,831	1,225,460
FIBRA Macquarie Mexico REIT, 144A	485,064	831,690
Fibra MTY SAPI de CV REIT	1,404,026	937,805
Fibra Uno Administracion SA de CV REIT	1,864,966	2,652,170
Prologis Property Mexico SA de CV REIT(a)	380,413	1,392,945
TF Administradora Industrial S de RL de CV REIT	494,466	910,141

(Cost $6,415,426)		8,760,634

Netherlands - 0.7%
Argo Properties NV*(a)	8,868	138,227
CTP NV, 144A	73,794	1,020,492
Eurocommercial Properties NV REIT	27,618	684,774
NEPI Rockcastle NV	256,355	1,538,584
NSI NV REIT	12,780	315,112

(Cost $4,384,992)		3,697,189

New Zealand - 0.7%
Argosy Property Ltd.	541,843	374,304
Goodman Property Trust REIT	666,098	887,264
Kiwi Property Group Ltd.	1,010,358	579,020
Precinct Properties New Zealand Ltd.	842,642	694,338
Property for Industry Ltd.	319,959	463,860
Stride Property Group(b)	377,817	325,367
Vital Healthcare Property Trust REIT	287,830	424,414

(Cost $4,750,534)		3,748,567

Norway - 0.2%
Entra ASA, 144A	45,765	514,420
KMC Properties ASA*	48,397	31,340
Olav Thon Eiendomsselskap ASA	16,929	286,335
Selvaag Bolig ASA	32,075	106,952

(Cost $1,357,598)		939,047

Philippines - 2.3%
8990 Holdings, Inc.*	1,359,200	222,359
ACEN Corp.	464,085	53,158
AREIT, Inc. REIT	442,940	288,091
Ayala Corp.	182,945	2,065,775
Ayala Land, Inc.	5,036,096	2,593,112
Belle Corp.*	1,320,000	35,057
DDMP Reit, Inc. REIT	4,168,000	106,930
DoubleDragon Corp.	317,970	39,121
Filinvest Land, Inc.	4,280,000	62,634
Filinvest REIT Corp. REIT	988,400	91,608
GT Capital Holdings, Inc.	60,621	568,424
Megaworld Corp.	7,106,600	259,356
MREIT, Inc. REIT	606,500	163,706
RL Commercial REIT, Inc. REIT	2,217,700	228,381
Robinsons Land Corp.	1,212,661	329,949
SM Prime Holdings, Inc.	9,313,057	5,729,170
Vista Land & Lifescapes, Inc.	1,651,900	53,720

(Cost $16,113,741)		12,890,551

Poland - 0.1%
Atal SA(a)	7,113	59,955
Develia SA	334,007	217,171
Dom Development SA(a)	6,936	175,077
Echo Investment SA(a)	92,137	66,033
Globe Trade Centre SA(a)	125,236	169,348
MLP Group SA*	6,136	102,610

(Cost $895,065)		790,194

Russia - 0.0%
LSR Group PJSC*(c)	30,984	0
PIK Group PJSC*(c)	192,287	0

(Cost $2,472,023)		0

Singapore - 7.1%
AIMS APAC REIT	421,500	432,099
Bukit Sembawang Estates Ltd.	120,500	392,969

CapitaLand Ascendas REIT	2,130,869	4,384,732
CapitaLand Ascott Trust(b)	1,365,096	1,024,215
CapitaLand China Trust REIT	748,047	644,605
Capitaland India Trust	575,000	478,401
CapitaLand Integrated Commercial Trust REIT	3,216,492	4,635,438
Capitaland Investment Ltd.	1,582,963	4,374,418
CDL Hospitality Trusts(b)	478,544	451,473
City Developments Ltd.	319,098	1,827,616
Cromwell European Real Estate Investment Trust REIT	238,119	426,768
Digital Core REIT Management Pte Ltd. REIT	454,200	277,062
ESR-LOGOS REIT REIT	4,036,687	1,004,561
Far East Hospitality Trust(b)	626,200	293,063
First Real Estate Investment Trust REIT	757,200	146,248
Frasers Centrepoint Trust REIT	693,500	1,159,139
Frasers Hospitality Trust(b)	522,000	182,253
Frasers Logistics & Commercial Trust REIT	1,870,178	1,764,384
Frasers Property Ltd.	291,100	194,622
GuocoLand Ltd.	178,600	214,933
Ho Bee Land Ltd.	146,100	253,964
Keppel REIT	1,259,300	865,322
Keppel DC REIT	855,955	1,258,991
Keppel Pacific Oak US REIT	504,654	224,571
Lendlease Global Commercial REIT	1,024,851	540,537
Lippo Malls Indonesia Retail Trust REIT*	2,861,100	57,386
Manulife US Real Estate Investment Trust REIT	974,826	263,203
Mapletree Industrial Trust REIT	1,261,022	2,210,758
Mapletree Logistics Trust REIT	2,039,891	2,560,945
Mapletree Pan Asia Commercial Trust REIT	1,467,670	1,875,268
OUE Commercial Real Estate Investment Trust REIT	1,701,339	442,349
PARAGON REIT REIT	660,000	478,030
Parkway Life Real Estate Investment Trust REIT	247,100	789,310
Prime US REIT	356,300	142,520
Singapore Land Group Ltd.	108,200	184,868
Starhill Global REIT	934,209	388,632
Suntec Real Estate Investment Trust REIT	1,143,800	1,206,549
UOL Group Ltd.	298,917	1,516,624
Wing Tai Holdings Ltd.	215,400	240,018
Yanlord Land Group Ltd.	359,000	290,688

(Cost $42,478,123)		40,099,532

South Africa - 0.8%
Attacq Ltd. REIT	393,481	185,848
Equites Property Fund Ltd. REIT	427,756	360,265
Fortress Real Estate Investments Ltd.*	646,688	370,266
Fortress Real Estate Investments Ltd., Class B*	535,234	135,002
Growthpoint Properties Ltd. REIT	1,875,245	1,373,009
Hyprop Investments Ltd. REIT	200,439	374,207
Redefine Properties Ltd. REIT	3,774,734	785,535
Resilient REIT Ltd. REIT	186,883	518,716
SA Corporate Real Estate Ltd. REIT	1,427,144	171,044
Vukile Property Fund Ltd. REIT	498,949	364,775

(Cost $5,709,730)		4,638,667

South Korea - 0.4%
D&D Platform REIT Co. Ltd. REIT	20,000	55,621
E KOCREF CR-REIT Co. Ltd. REIT	15,427	61,090
ESR Kendall Square REIT Co. Ltd. REIT	100,899	305,004
JR Global REIT REIT	127,037	434,897
KB Star Real Estate Investment Trust, Inc. REIT*	45,326	156,539
Koramco Energy Plus REIT	36,386	143,262
Korea Asset In Trust Co. Ltd.	37,138	83,916
Korea Real Estate Investment & Trust Co. Ltd.	100,571	99,032
LOTTE Reit Co. Ltd. REIT	71,444	213,266
Mirae Asset Global REIT Co. Ltd. REIT	17,123	50,402
NH All-One REIT Co. Ltd. REIT	34,506	94,919
Seobu T&D	20,182	120,184
Shinhan Alpha REIT Co. Ltd. REIT	46,171	233,777
SK D&D Co. Ltd.	6,271	97,151
SK REITs Co. Ltd. REIT	72,094	281,675

(Cost $3,139,384)		2,430,735

Spain - 0.7%
Aedas Homes SA, 144A	7,263	112,301
Inmobiliaria Colonial Socimi SA REIT	190,914	1,374,733
Lar Espana Real Estate Socimi SA REIT	28,686	168,231
Merlin Properties Socimi SA REIT	215,160	2,051,314
Metrovacesa SA, 144A*(a)	13,908	105,606
Neinor Homes SA, 144A*	21,560	209,209

(Cost $4,670,715)		4,021,394

Sweden - 3.9%
Atrium Ljungberg AB, Class B	28,803	505,156
Castellum AB(a)	180,628	2,318,342
Catena AB	18,608	732,643
Cibus Nordic Real Estate AB	27,422	328,688
Corem Property Group AB, Class B	361,675	315,078
Corem Property Group AB, Class D	2,335	41,691
Dios Fastigheter AB	59,766	443,004
Eastnine AB	7,254	76,376
Fabege AB	179,510	1,527,847
Fastighets AB Balder, Class B*(a)	401,178	2,001,158
Fastighets AB Trianon	38,218	77,692
FastPartner AB, Class A	33,265	216,905
Heba Fastighets AB, Class B	72,031	224,480
Hemnet Group AB	42,055	670,631
Hufvudstaden AB, Class A	76,189	1,112,670

JM AB	30,138	630,584
John Mattson Fastighetsforetagen AB*(a)	12,441	100,567
K-fast Holding AB*(a)	41,490	105,509
Klarabo Sverige AB, Class B*	62,695	108,574
Nivika Fastigheter AB, Class B*	14,464	57,905
NP3 Fastigheter AB(a)	17,474	367,791
Nyfosa AB	95,385	793,457
Pandox AB*	62,047	842,477
Platzer Fastigheter Holding AB, Class B	41,876	364,607
Sagax AB, Class A	4,633	119,061
Sagax AB, Class B	125,665	3,110,114
Sagax AB, Class D	68,678	180,444
Samhallsbyggnadsbolaget i Norden AB(a)	746,689	1,228,658
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	100,790	185,080
Stendorren Fastigheter AB*	8,353	156,830
Swedish Logistic Property AB, Class B*	40,234	106,675
Wallenstam AB, Class B	292,538	1,224,168
Wihlborgs Fastigheter AB	174,854	1,463,740

(Cost $29,148,577)		21,738,602

Switzerland - 2.0%
Allreal Holding AG	9,871	1,624,015
Fundamenta Real Estate AG*	16,587	297,318
Intershop Holding AG	797	520,420
Mobimo Holding AG	4,713	1,189,250
Peach Property Group AG*(a)	6,585	124,499
PSP Swiss Property AG	29,396	3,312,049
Swiss Prime Site AG	48,816	4,140,701
Zug Estates Holding AG, Class B	182	335,940

(Cost $13,070,875)		11,544,192

Taiwan - 1.1%
Cathay No. 1 REIT	897,504	526,375
Cathay Real Estate Development Co. Ltd.	423,424	240,412
Chong Hong Construction Co. Ltd.	150,740	376,980
Farglory Land Development Co. Ltd.	181,144	350,761
Highwealth Construction Corp.	978,736	1,361,965
Hong Pu Real Estate Development Co. Ltd.*	130,515	96,806
Huaku Development Co. Ltd.	153,338	464,501
Huang Hsiang Construction Corp.	89,643	130,774
Hung Sheng Construction Ltd.	221,721	170,278
KEE TAI Properties Co. Ltd.	191,788	82,772
Kindom Development Co. Ltd.	234,531	223,605
Kuo Yang Construction Co. Ltd.*	203,597	128,294
O-Bank No1 Real Estate Investment Trust REIT	87,357	24,312
Prince Housing & Development Corp.	847,799	319,982
Radium Life Tech Co. Ltd.	318,402	100,423
Ruentex Development Co. Ltd.	758,741	1,106,879
Shining Building Business Co. Ltd.*	318,249	97,764
Sinyi Realty, Inc.	196,039	182,724
Taiwan Land Development Corp.*(c)	243,531	0

(Cost $5,483,850)		5,985,607

Thailand - 2.3%
Amata Corp. PCL, NVDR	561,700	316,283
Ananda Development PCL, NVDR*	2,584,800	101,662
AP Thailand PCL, NVDR	1,592,800	558,857
Asset World Corp. PCL, NVDR	5,093,500	850,328
Bangkok Land PCL, NVDR	8,364,200	236,670
Central Pattana PCL, NVDR	2,102,600	4,179,469
CP Tower Growth Leasehold Property Fund	800	170
CPN Retail Growth Leasehold REIT	1,087,100	522,921
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,087,100	341,437
Frasers Property Thailand PCL, NVDR	291,825	125,512
Golden Ventures Leasehold Real Estate Investment Trust REIT	163,500	43,719
Grand Canal Land PCL, NVDR*	770,300	45,772
IMPACT Growth Real Estate Investment Trust REIT	361,032	139,954
Land & Houses PCL, NVDR	5,346,200	1,482,482
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	11,700	4,602
LPN Development PCL, NVDR	726,159	88,763
Noble Development PCL, NVDR	850,457	123,930
Nusasiri PCL, NVDR*	5,040,000	144,036
Origin Property PCL, NVDR	579,600	195,161
Platinum Group PCL, NVDR*	935,300	92,627
Principal Capital PCL, NVDR*	516,100	83,239
Property Perfect PCL, NVDR	5,691,106	67,634
Pruksa Holding PCL, NVDR	574,200	219,338
Quality Houses PCL, NVDR	5,265,700	357,590
Rabbit Holdings PCL, NVDR*	2,811,500	87,508
Rabbit Holdings PCL, PFD NVDR*	10,898,400	259,036
Sansiri PCL, NVDR	9,208,400	497,663
SC Asset Corp. PCL, NVDR	1,202,900	157,930
Singha Estate PCL, NVDR*	1,793,400	101,490
Supalai PCL, NVDR	805,965	519,959
Univentures PCL, NVDR	417,600	35,685
WHA Corp. PCL, NVDR	6,413,196	714,972
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	1,312,100	423,243

(Cost $12,668,791)		13,119,642

Turkey - 0.4%
Akfen Gayrimenkul Yatirim Ortakligi AS REIT*	217,813	46,034
AKIS Gayrimenkul Yatirimi AS REIT*	232,079	73,266
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	17,568	60,719
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	65,158	55,912

Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,320,015	586,627
Halk Gayrimenkul Yatirim Ortakligi AS REIT	233,948	61,588
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS*	490,774	25,996
Is Gayrimenkul Yatirim Ortakligi AS REIT*	287,126	157,867
Kiler Gayrimenkul Yatirim Ortakligi AS REIT*	381,253	58,362
Kiler Holding As*	62,022	68,070
Kizilbuk Gayrimenkul Yatirim Ortakligi AS*	34,316	41,080
Kuyumcukent Gayrimenkul Yatirimlari AS REIT*	81,577	111,915
Ozak Gayrimenkul Yatirim Ortakligi REIT*	128,668	99,096
Panora Gayrimenkul Yatirim Ortakligi	20,085	25,001
Peker Gayrimenkul Yatirim Ortakligi AS*	253,206	42,382
Reysas Gayrimenkul Yatirim Ortakligi AS, Class O REIT*	94,886	61,317
Servet Gayrimenkul Yatirim Ortakligi AS, Class O*	5,000	45,341
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	383,611	62,990
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	103,746	85,068
Vakif Gayrimenkul Yatirim Ortakligi AS REIT*	443,066	98,569
Yeni Gimat Gayrimenkul Ortakligi AS	134,821	260,515
Yesil Gayrimenkul Yatirim Ortakligi AS REIT*	94,031	7,720
Ziraat Gayrimenkul Yatirim Ortakligi AS	477,875	127,322

(Cost $1,721,789)		2,262,757

United Kingdom - 7.3%
Assura PLC REIT	1,845,425	1,145,009
Big Yellow Group PLC REIT	118,698	1,744,539
British Land Co. PLC REIT	547,156	2,959,005
Capital & Counties Properties PLC REIT	448,074	685,671
CLS Holdings PLC REIT	108,544	195,274
Derwent London PLC REIT	64,874	2,053,028
Empiric Student Property PLC REIT	377,474	395,295
Grainger PLC	435,315	1,338,616
Great Portland Estates PLC REIT	128,690	884,936
Hammerson PLC REIT(a)	2,551,027	938,874
Helical PLC REIT	75,808	325,808
Henry Boot PLC	74,635	211,435
Industrials REIT Ltd. REIT	170,449	255,354
Land Securities Group PLC REIT	438,246	3,649,209
LondonMetric Property PLC REIT	594,933	1,359,123
LXI REIT PLC REIT	1,017,191	1,394,015
Picton Property Income Ltd. REIT	346,598	319,742
Primary Health Properties PLC REIT	860,825	1,128,657
Rightmove PLC	527,175	3,579,163
Safestore Holdings PLC REIT	136,160	1,669,851
Savills PLC	89,909	1,091,749
Segro PLC REIT	771,509	7,690,782
Shaftesbury PLC REIT	122,952	622,796
Tritax Big Box REIT PLC REIT	1,201,172	2,176,936
UK Commercial Property REIT Ltd. REIT	487,902	335,505
UNITE Group PLC REIT, Series 6	207,675	2,471,476
Workspace Group PLC REIT	91,284	565,274

(Cost $49,985,906)		41,187,122

TOTAL COMMON STOCKS (Cost $655,929,815)		557,168,638

RIGHTS - 0.1%
Austria - 0.0%
S IMMO AG*(c)
(Cost $0)	31,199	0

Hong Kong - 0.1%
Link REIT*, expires 3/27/23
(Cost $0)	269,476	254,044

TOTAL RIGHTS (Cost $0)		254,044

WARRANTS - 0.0%
Malaysia - 0.0%
Eco World Development Group Bhd*, expires 4/12/29	106,640	2,258
Paramount Corp. Bhd*, expires 7/28/24	7,840	61

(Cost $0)		2,319

Thailand - 0.0%
Noble Development PCL*, expires 1/12/24
(Cost $0)	54,825	527

TOTAL WARRANTS (Cost $0)		2,846

EXCHANGE-TRADED FUNDS - 0.0%
iShares Global REIT ETF	500	11,845
Vanguard Global ex-U.S. Real Estate ETF	500	20,870

TOTAL EXCHANGE-TRADED FUNDS (Cost $34,635)		32,715

SECURITIES LENDING COLLATERAL - 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(d)(e)
(Cost $16,955,428)	16,955,428	16,955,428

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51%(d)
(Cost $41,880)	41,880	41,880

TOTAL INVESTMENTS - 102.2% (Cost $672,961,758)		$574,455,551
Other assets and liabilities, net - (2.2%)		(12,205,681)

NET ASSETS - 100.0%		$562,249,870

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
SECURITIES LENDING COLLATERAL — 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(d)(e)
10,913,250	6,042,178(f)	—	—	—	197,403	—	16,955,428	16,955,428
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 4.51%(d)
620,850	21,735,321	(22,314,291)	—	—	19,807	—	41,880	41,880

11,534,100	27,777,499	(22,314,291)	—	—	217,210	—	16,997,308	16,997,308

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $51,034,710, which is 9.1% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $37,462,979.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

CVA:	Credit Valuation Adjustment
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At February 28, 2023 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$186,136,843	33.4%
Diversified	93,833,751	16.8
Real Estate Management/Services	67,991,055	12.2
Warehouse/Industry	52,106,799	9.4
Shopping Centers	50,175,715	9.0
Office Property	31,523,511	5.7
Apartments	21,354,786	3.8
Other	54,303,068	9.7

Total	$557,425,528	100.0%

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
EURO CAC40 10 Futures	EUR	10	$775,963	$771,726	3/17/2023	$(4,237)
EURO STOXX 50 Futures	EUR	20	874,766	900,789	3/17/2023	26,023
E-Mini S&P 500 Futures	USD	6	1,211,291	1,192,650	3/17/2023	(18,641)
MINI TOPIX Index Futures	JPY	40	578,925	585,839	3/09/2023	6,914
SPI 200 Futures	AUD	10	1,219,558	1,213,493	3/16/2023	(6,065)
TOPIX Index Futures	JPY	2	285,292	292,919	3/09/2023	7,627

Total net unrealized appreciation						$11,621

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$557,168,638	$—	$0	$557,168,638
Rights(a)	—	254,044	0	254,044
Warrants(a)	2,846	—	—	2,846
Exchange-Traded Funds	32,715	—	—	32,715
Short-Term Investments(a)	16,997,308	—	—	16,997,308
Derivatives(b)
Futures Contracts	40,564	—	—	40,564

TOTAL	$574,242,071	$254,044	$0	$574,496,115

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(28,943)	$—	$—	$(28,943)

TOTAL	$(28,943)	$—	$—	$(28,943)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HAUZ-PH3

R-089711-1 (5/24) DBX005195 (5/24)